Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company does not have a formal policy regarding the timing of the grant of stock option awards, SARs, or similar option-like instruments in relation to the disclosure of material nonpublic information.

We have not granted stock options, SARs, or similar option-like instruments in the last fiscal years in the time period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information and ending one business day after the filing or furnishing of such report.

The Compensation Committee has had and will have the discretion on the timing of such grants of stock options, SARs, or similar option-like instruments if and when they are made in the future. The Compensation Committee will consider the timing of the grant of a stock option relative to the existence and timeline for disclosure of material nonpublic information with the goal of ensuring that stock options are not granted immediately prior to or following the release of material nonpublic information or in a manner that affects the value of such awards. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method

We have not granted stock options, SARs, or similar option-like instruments in the last fiscal years in the time period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information and ending one business day after the filing or furnishing of such report.

MNPI Disclosure Timed for Compensation Value	false